Investment Objectives and Goals - Grayscale Privacy ETF	Apr. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Privacy ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Grayscale Privacy ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the Indxx Privacy Index (the “Index”).